CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue		$ 288.2	$ 388.4	$ 442.5
Costs and expenses:
Costs of sales		251.4	273.5	236.2
Gross margin		36.8	114.9	206.3
Selling, general and administrative expenses		44.6	40.5	21.1
Corporate allocations		0.0	0.0	15.7
Research and development expenses		3.7	3.3	3.8
Restructuring and other charges		10.7	6.2	2.6
Separation-related costs		(1.1)	6.3	9.3
Total costs and expenses		309.3	329.8	288.7
(Loss)/income from operations before loss on debt extinguishment, equity in net loss of unconsolidated affiliate, non-operating pension benefit charges, interest expense, net and income taxes		(21.1)	58.6	153.8
Loss on debt extinguishment		0.1	0.0	0.0
Equity in net loss of unconsolidated affiliate		0.5	0.8	0.0
Non-operating pension benefit charges		0.0	0.0	(0.2)
Interest expense, net		0.3	0.0	0.3
(Loss)/income from operations before income taxes		(22.0)	57.8	153.7
Income tax (benefit)/expense		(5.7)	7.6	27.1
Net (loss)/income		$ (16.3)	$ 50.2	$ 126.6
Net income per weighted average share - basic (in dollars per share)		$ (0.11)	$ 0.34	$ 0.99
Net income per weighted average share - diluted (in dollars per share)		$ (0.11)	$ 0.34	$ 0.99
Weighted average common shares outstanding - basic (in shares)	[1]	146.2	146.0	127.7
Weighted average common shares outstanding – diluted (in shares)	[1]	146.2	146.4	127.7

[1]	or 2018 through the completion of the public offering on October 15, 2018, the weighted average shares outstanding for both basic and diluted earnings per share were calculated using 123 million shares of common stock outstanding, which was the number of shares issued to FMC in part in exchange for the asset contribution by FMC to us. Weighted average shares outstanding for all periods prior to the completion of the public offering on October 15, 2018 excludes the 23 million shares of common stock subsequently issued as part of the public offering and over-allotment option exercise. Refer to the discussion in Note 2 for further details.